Payroll Taxes	9 Months Ended
Jul. 31, 2013
Employee-related Liabilities [Abstract]
Payroll Taxes [Text Block]
Note 6 – Payroll Taxes

As of July 31, 2013, accounts payable and accrued expenses included $2,709 of accrued payroll taxes.  The taxes represent employee withholdings that have yet to be remitted to taxing agencies, which are past due.